SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Aug. 31, 2016	May 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 15 – Subsequent Events

On October 6, 2016, we entered into an Amendment to Agreements (“Amendment to Agreements”) with Old Main Capital which:

1. Amended the Securities Purchase Agreement by, among other things, (i) deleting the Company’s obligation to register the Company’s common stock underlying the 10% Notes and the 8% Note and (ii) reducing the aggregate amount of the 10% Notes to be issued thereunder from $555,555 to $333,333, which have already been issued;

2. Amended the 10% Notes by (i) increasing the interest rate on the 10% Notes from 10% to 15% effective August 1, 2016, (ii) amending, effective September 1, 2016, the amortization and installment payment schedule attached to the 10% Notes to commence thirty calendar days after the date that the initial Amortization Payment (as defined in the 10% Notes) was required to be paid, (iii) giving Old Main the right, in its sole discretion, to waive an Amortization Payment under the 10% Notes, provided that any Amortization Payment waived by Old Main shall automatically be added to the end of the amortization and installment payment schedule, and (iv) prohibiting Old Main from delivering a Notice of Conversion (as defined in the 10% Notes) to the Company at any time after a Put Notice (as defined in the Equity Purchase Agreement (as described below)) has been received by Old Main from the Company and before the first trading day immediately following the closing associated with such Put Notice;

3. Amended the 8% Note by (i) amending, effective September 1, 2016, the amortization schedule attached to the 8% Note to commence at the earlier of (a) one hundred and twenty calendar days from the date of the Amendment to Agreements or (b) the effectiveness of the registration statement filed with respect to the Equity Purchase Agreement and (ii) prohibiting Old Main from delivering a Notice of Conversion (as defined in the 8% Note) to the Company at any time after a Put Notice (as defined in the Equity Purchase Agreement (as described below)) has been received by Old Main from the Company and before the first trading day immediately following the closing associated with such Put Notice; and

4. Amended the Registration Rights Agreement by, among other things, (i) deleting the Company’s obligation to register the Company’s common stock underlying the 10% Notes and the 8% Note (so that the Registration Rights Agreement no longer applies to the Securities Purchase Agreement, the 10% Notes or the 8% Note) and (ii) amending applicable definitions, including the definition of “Registrable Securities,” to apply only to the common stock to be issued under the Equity Purchase Agreement.

On October 6, 2016, we also entered into an Amendment to Equity Purchase Agreement (“Amendment to Equity Line”) with Old Main, which amended the Equity Purchase Agreement by (i) amending the Commitment Period (as defined in the Equity Purchase Agreement) so that it shall be 24 months from the date of execution of the Amendment to Equity Line, (ii) prohibiting the Company from delivering a subsequent Put Notice (as defined in the Equity Purchase Agreement) from the beginning of any Valuation Period (as defined in the  Equity  Purchase Agreement) until the fourth Trading Day (as defined in the  Equity  Purchase Agreement) immediately following the closing associated with the prior Put Notice, (iii) amending the beneficial  ownership  limitation in Section 7.2(g) of the Equity Purchase Agreement to increase the Beneficial Ownership Limitation (as defined in the Equity Purchase Agreement) to 9.99% and to remove the ability of Old Main to increase or decrease the Beneficial Ownership Limitation, and (iv) replacing the schedules to the Equity Purchase Agreement with the schedules attached to the Amendment to Equity Line reflecting recent developments since the date the Equity Purchase Agreement was executed.

We evaluated subsequent events after the balance sheet date through the date the financial statements were issued. We did not identify any additional material events or transactions occurring during this subsequent event reporting period that required further recognition or disclosure in these financial statements.

NOTE 17 - SUBSEQUENT EVENTS

During July 2016, convertible promissory notes in favor of Mr. Koretsky and Mr. Binder were finalized.  These notes represented deferred salary of $250,000 due to Mr. Binder and prior advances in the amount of $12,750 from Mr. Binder and $210,000 from Mr. Koretsky being reclassified as convertible notes payable. These notes are unsecured and bear interest at the rate of 10% per annum. No payments are required until July 1, 2017, at which time all accrued interest becomes due and payable. Principal will be paid in eight equal quarterly installments, together with accrued interest, beginning on October 1, 2017. At the note holder’s election, at any time prior to payment or prepayment of the loans in full, all principal and accrued interest under the loans may be converted, in whole or in part, into the Company’s securities. Upon such an election, the holder will receive one “Unit” for each $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share.

On August 3, 2016 the Company issued a convertible promissory note with a face amount of $150,000 to CLS CO 2016.   This note is unsecured and bears interest at the rate of 15% per annum. All interest accruing during the first year will be added to principal.  Commencing on November 1, 2017, principal will be payable in four equal quarterly installments, together with accrued interest.  At the note holder’s election, at any time prior to payment or prepayment of the  loan in full, all principal and accrued interest under the  loan may be converted, in whole or in part, into the Company’s securities. Upon such an election, the holder will receive one “Unit” for each $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share.